UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2013


[LOGO OF USAA]
    USAA(R)

                                    [GRAPHIC OF USAA ULTRA SHORT-TERM BOND FUND]

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         ANNUAL REPORT
         USAA ULTRA SHORT-TERM BOND FUND
         FUND SHARES o INSTITUTIONAL SHARES
         DECEMBER 31, 2013

 =======================================================

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

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PRESIDENT'S MESSAGE

"THE FORMAL ANNOUNCEMENT OF TAPERING
DURING DECEMBER PROPELLED U.S. STOCK               [PHOTO OF DANIEL S. McNAMARA]
MARKETS TO NEW ALL-TIME HIGHS."

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JANUARY 2014

In the final months of the reporting period, better-than-expected news about U.S. economic growth, employment, and the housing market fueled speculation that the Federal Reserve (the Fed) would soon announce the reduction -- or tapering -- of its quantitative easing (QE) asset purchases. (Through QE, the Fed has been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) In fact, during December 2013, the Fed said it would trim its asset purchases to $75 billion a month starting in January 2014.

U.S. stock markets reacted differently to the taper announcement in December than they did earlier in 2013. In May 2013, stocks retreated after Fed Chairman Ben Bernanke suggested the Fed might begin tapering its asset purchases. The formal announcement of tapering during December propelled U.S. stock markets to new all-time highs. In my view, the markets reacted differently because the U.S. economy appears to be gaining strength and the Fed reiterated its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%. Investors may like the Fed's promise of "low rates for longer" more than they dislike the tapering of the QE program. That being said, I expect the Fed to pause if tapering significantly disrupts the markets. For the reporting period as a whole, U.S. stocks were up. Though the increase was due in part to earnings growth, I believe it was driven primarily by multiple expansion, as investors paid more for stocks in response to the Fed's monetary policies and a limited number of attractive alternatives.

In the bond market, longer-term yields began to increase in May 2013 on expectations that tapering would begin sooner than expected. Bond prices, which move in the opposite direction of interest rates, declined. Though the Fed did not announce the taper until December 2013, rates remained elevated in the longer end of the yield curve -- in five-year, 10-year, and 30-year maturities. (Meanwhile, yields on shorter-term maturities declined after the Fed repeated its commitment to ultra-low short-term rates in

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December.) Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments. It should be noted that not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more.

Looking ahead, I expect the U.S. economy to continue getting stronger, albeit slowly. Though the unemployment rate was near 7% at the end of the reporting period, I'm not sure the employment picture is as rosy as the number suggests. Meanwhile, a federal budget deal reached in December seems to have reduced the possibility of a government shutdown in 2014. (The reporting period had been dominated by partisan wrangling such as the fiscal cliff, the sequestration spending cuts, and the 16-day partial government shutdown.) In Europe, the debt crisis appears to have moderated, and geopolitical tensions in the Middle East, which had roiled the financial markets during 2013, have eased. Nevertheless, these challenges could reemerge in 2014.

Rest assured we will continue to monitor Fed policy, economic trends, geopolitical events, and other factors that could potentially affect your investments. In the meantime, I urge you to hold a diversified portfolio that is directly tied to your goals, risk tolerance, and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing potentially can help you protect your gains and prepare for what happens next.

On behalf of everyone at USAA Asset Management Company, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

    Distributions to Shareholders                                            10

    Report of Independent Registered Public Accounting Firm                  11

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        26

    Financial Statements                                                     30

    Notes to Financial Statements                                            33

EXPENSE EXAMPLE                                                              47

TRUSTEES' AND OFFICERS' INFORMATION                                          49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) SEEKS TO PROVIDE HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months (one and a half years) or less. These securities will consist primarily of U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics, including synthetic securities. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Asset Management Company

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o HOW DID THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) PERFORM DURING THE
  REPORTING PERIOD?

  The Fund has two share classes: Fund Shares and Institutional Shares. The
  Fund Shares provided a total return of 1.32% for the year, compared to the 0.50% return of the Lipper Ultra Short Obligations Funds Index and 0.05% return of the Citigroup 3-Month U.S. Treasury Bill Index. The Institutional Shares began operations on July 12, 2013, and returned 0.92% through the period end. This compares to returns of 0.39% for the Lipper Ultra Short Obligations Funds Index and 0.02% for the Citigroup 3-Month U.S. Treasury Bill Index, each a benchmark of the Fund.

o WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

  The financial markets generally took their cue from the Federal Reserve (the
  Fed). Throughout the reporting period, the Fed continued to hold short-term interest rates near zero and continued to buy $85 billion of U.S. Treasury securities and mortgage-backed securities every month in an effort to stimulate economic growth. Early in the reporting period, yields on longer-term bonds rose (and their prices fell) on speculation the Fed might reduce the pace of its monthly bond purchases before the end of 2013. After softer economic data led the

  Refer to page 5 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA ULTRA SHORT-TERM BOND FUND

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  Fed to delay the taper, longer-term yields stabilized. They edged up late in the reporting period as positive economic news suggested the Fed would announce tapering after its December policy meeting. Indeed, in December 2013, the Fed said it would reduce its asset purchases to $75 billion a month starting in January 2014.

o WHAT WERE YOUR STRATEGIES FOR THE FUND?

  The Fund's performance during the reporting period reflected relative value opportunities found primarily within the corporate credit sector. As always, we maintained our disciplined approach to liquidity management, which gave us the ability to invest opportunistically during periods of market volatility.

  At the end of the reporting period, the Fund had a weighted average maturity
  (WAM) of close to one year. The portfolio's duration, which is a measure of its sensitivity to changes in interest rates, was also approximately one year.

o WHAT IS YOUR OUTLOOK?

  We expect the U.S. economy to continue strengthening during 2014, perhaps at a slightly faster rate than in 2013. This should allow the Fed to continue scaling back its asset purchase program, though we believe the Fed will taper gradually so as not to undermine the economic recovery. In our opinion, the Fed is likely to continue to keep short-term interest rates near zero until it sees a sustainable recovery in employment. As a result, it is our opinion that the yields on short-term bonds are likely to remain low and given the ongoing low interest rate environment, we believe the Fund's SEC yield may continue to trend downward. We will continue to seek attractive investment opportunities, relying on research analysts as we strive to provide you with what we believe to be a high-quality, diversified bond fund of short duration.

  Thank you for your investment in the Fund.

  As interest rates rise, existing bond prices generally fall.

  You will find a complete list of securities that the Fund owns on pages 12-25.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA ULTRA SHORT-TERM BOND FUND SHARES (FUND SHARES) (Ticker Symbol: UUSTX)

--------------------------------------------------------------------------------
                                                 12/31/13           12/31/12
--------------------------------------------------------------------------------
Net Assets                                    $492.9 Million     $417.6 Million
Net Asset Value Per Share                         $10.11             $10.12
Dollar-Weighted Average
  Portfolio Maturity                             1.1 Year           1.0 Year

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                                            Since Inception 10/18/10
    1.32%                                                      1.86%

--------------------------------------------------------------------------------
30-DAY SEC YIELD* AS OF 12/31/13                 EXPENSE RATIO AS OF 12/31/12**
--------------------------------------------------------------------------------
              1.00%                                           0.59%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated July 12, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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4  | USAA ULTRA SHORT-TERM BOND FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                USAA ULTRA          LIPPER ULTRA
             SHORT-TERM BOND     SHORT OBLIGATIONS         CITIGROUP 3-MONTH
               FUND SHARES          FUNDS INDEX        U.S. TREASURY BILL INDEX
10/31/10       $10,000.00           $10,000.00                $10,000.00
11/30/10         9,990.51             9,999.63                 10,001.18
12/31/10         9,990.55            10,001.43                 10,002.47
01/31/11        10,010.25            10,010.36                 10,003.67
02/28/11        10,032.31            10,022.47                 10,004.80
03/31/11        10,043.36            10,028.04                 10,006.00
04/30/11        10,075.82            10,046.48                 10,007.05
05/31/11        10,117.41            10,055.32                 10,007.83
06/30/11        10,119.72            10,057.04                 10,008.33
07/31/11        10,141.41            10,063.96                 10,008.65
08/31/11        10,133.47            10,054.67                 10,009.13
09/30/11        10,117.83            10,041.28                 10,009.51
10/31/11        10,149.84            10,055.48                 10,009.88
11/30/11        10,142.00            10,053.10                 10,009.99
12/31/11        10,150.41            10,058.88                 10,010.08
01/31/12        10,203.58            10,092.30                 10,010.18
02/29/12        10,238.65            10,111.50                 10,010.40
03/31/12        10,253.20            10,127.40                 10,010.84
04/30/12        10,287.80            10,141.92                 10,011.41
05/31/12        10,291.26            10,147.98                 10,012.11
06/30/12        10,316.42            10,158.77                 10,012.73
07/31/12        10,350.23            10,185.09                 10,013.42
08/31/12        10,385.83            10,204.92                 10,014.13
09/30/12        10,418.79            10,224.24                 10,014.91
10/31/12        10,443.70            10,232.20                 10,015.75
11/30/12        10,457.57            10,234.96                 10,016.52
12/31/12        10,468.36            10,238.23                 10,017.27
01/31/13        10,491.97            10,248.67                 10,017.85
02/28/13        10,516.22            10,255.22                 10,018.30
03/31/13        10,530.56            10,260.54                 10,018.91
04/30/13        10,544.03            10,271.15                 10,019.57
05/31/13        10,535.72            10,266.32                 10,020.21
06/30/13        10,506.12            10,245.46                 10,020.62
07/31/13        10,527.78            10,253.75                 10,020.97
08/31/13        10,527.64            10,254.22                 10,021.29
09/30/13        10,558.36            10,266.89                 10,021.57
10/31/13        10,579.36            10,277.35                 10,021.79
11/30/13        10,600.08            10,287.15                 10,021.98
12/31/13        10,606.44            10,289.73                 10,022.29

                                   [END CHART]

                        Data from 10/31/10 to 12/31/13.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Ultra Short-Term Bond Fund Shares to the following benchmarks:

o The unmanaged Lipper Ultra Short Obligations Funds Index tracks the total return performance of the 10 largest funds within the Lipper Ultra Short Obligations Funds category.

o The unmanaged Citigroup 3-Month U.S. Treasury Bill Index represents the total return received by investors of 3-month U.S. Treasury securities.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

*The performance of the Lipper Ultra Short Obligations Funds Index and Citigroup 3-Month U.S. Treasury Bill Index is calculated from the end of the month, October 31, 2010, while the Fund Shares' inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

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                                                        INVESTMENT OVERVIEW |  5

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USAA ULTRA SHORT-TERM BOND FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)*
(Ticker Symbol: UUSIX)

--------------------------------------------------------------------------------
                                                                    12/31/13
--------------------------------------------------------------------------------
Net Assets                                                       $53.5 Million
Net Asset Value Per Share                                            $10.11
Dollar-Weighted Average
  Portfolio Maturity                                                1.1 Year

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                            Since Inception 7/12/13**

                                      0.92%


--------------------------------------------------------------------------------
30-DAY SEC YIELD*** AS OF 12/31/13                            EXPENSE RATIO****
--------------------------------------------------------------------------------
               0.90%                                                0.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The Institutional Shares commenced operations on July 12, 2013.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***Calculated as prescribed by the Securities and Exchange Commission.

****The expense ratio is reported in the Fund's prospectus dated July 12, 2013, and is based on estimated expenses for the current fiscal year. This expense ratio may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA ULTRA SHORT-TERM BOND FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA ULTRA             LIPPER ULTRA
             SHORT-TERM BOND FUND     SHORT OBLIGATIONS     CITIGROUP 3-MONTH U.S.
             INSTITUTIONAL SHARES        FUNDS INDEX         TREASURY BILL INDEX
07/31/13          $10,000.00             $10,000.00               $10,000.00
08/31/13           10,015.38              10,000.46                10,000.32
09/30/13           10,045.24              10,012.81                10,000.60
10/31/13           10,075.96              10,023.02                10,000.82
11/30/13           10,085.99              10,032.58                10,001.01
12/31/13           10,091.20              10,035.09                10,001.32

                                   [END CHART]

                         Data from 7/31/13 to 12/31/13.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Ultra Short-Term Bond Fund Institutional Shares to the Fund's benchmarks listed above (see page 5 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

*The performance of the Lipper Ultra Short Obligations Funds Index and Citigroup 3-Month U.S. Treasury Bill Index is calculated from the end of the month, July 31, 2013, while the Institutional Shares initially invested in securities on July 15, 2013. There may be a slight variation of performance numbers because of this difference.

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                                                        INVESTMENT OVERVIEW |  7

================================================================================

                       o ASSET ALLOCATION -- 12/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                      50.2%
EURODOLLAR AND YANKEE OBLIGATIONS                                          17.6%
COMMERCIAL MORTGAGE SECURITIES                                             11.2%
MONEY MARKET INSTRUMENTS                                                    9.7%
MUNICIPAL BONDS                                                             5.5%
ASSET-BACKED SECURITIES                                                     4.7%
U.S. GOVERNMENT AGENCY ISSUES                                               0.6%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

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8  | USAA ULTRA SHORT-TERM BOND FUND

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                     o PORTFOLIO RATINGS MIX -- 12/31/2013 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        13.4%
AA                                                                         16.5%
A                                                                          29.6%
BBB                                                                        26.6%
BELOW INVESTMENT-GRADE                                                      4.4%
UNRATED                                                                     0.5%
SHORT-TERM INVESTMENT GRADE RATINGS                                         0.2%

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of a Nationally Recognized Statistical Rating Organization (NRSRO). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 12-25.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

With respect to distributions paid, the Regulated Investment Company Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2013:

   LONG-TERM
  CAPITAL GAIN            INTEREST-RELATED
DISTRIBUTIONS(1)           DIVIDEND INCOME
------------------------------------------
    $216,000                 $6,734,000
------------------------------------------

(1) Pursuant to Section 852 of the Internal Revenue Code.

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10  | USAA ULTRA SHORT-TERM BOND FUND

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA ULTRA SHORT-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Ultra Short-Term Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Ultra Short-Term Bond Fund at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 18, 2014

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2013

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)       SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (50.2%)

            CONSUMER DISCRETIONARY (3.2%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (1.2%)
   $ 1,000  Ford Motor Credit Co., LLC                                  1.49%(a)    5/09/2016     $  1,015
     1,375  Nissan Motor Acceptance Corp.(b)                            4.50        1/30/2015        1,430
     1,000  Nissan Motor Acceptance Corp.(b)                            0.95(a)     9/26/2016        1,006
     3,000  Nissan Motor Acceptance Corp.(b)                            1.95        9/12/2017        2,980
                                                                                                  --------
                                                                                                     6,431
                                                                                                  --------
            CABLE & SATELLITE (0.6%)
     1,000  NBC Universal Enterprise(b)                                 0.78(a)     4/15/2016        1,006
     2,000  Time Warner Cable, Inc.                                     5.85        5/01/2017        2,183
                                                                                                  --------
                                                                                                     3,189
                                                                                                  --------
            CASINOS & GAMING (0.7%)
     1,980  MGM Resorts International(c)                                2.92       12/20/2017        1,984
     2,000  VML US Finance, LLC(c)                                      1.75       11/15/2016        1,991
                                                                                                  --------
                                                                                                     3,975
                                                                                                  --------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
     1,865  Hyatt Hotels Corp.                                          3.88        8/15/2016        1,971
                                                                                                  --------
            SPECIALTY STORES (0.4%)
     2,000  Staples, Inc.                                               2.75        1/12/2018        2,030
                                                                                                  --------
            Total Consumer Discretionary                                                            17,596
                                                                                                  --------
            CONSUMER STAPLES (0.7%)
            -----------------------
            DRUG RETAIL (0.3%)
     2,000  CVS Caremark Corp.                                          2.25       12/05/2018        2,002
                                                                                                  --------
            FOOD RETAIL (0.4%)
     2,000  Safeway, Inc.                                               5.63        8/15/2014        2,051
                                                                                                  --------
            Total Consumer Staples                                                                   4,053
                                                                                                  --------
            ENERGY (1.9%)
            -------------
            OIL & GAS DRILLING (0.2%)
     1,000  Nabors Industries, Inc.(b)                                  2.35        9/15/2016        1,011
                                                                                                  --------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     1,650  EQT Corp.                                                   5.15        3/01/2018        1,776
                                                                                                  --------

================================================================================

12  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)       SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            OIL & GAS REFINING & MARKETING (0.2%)
   $   795  Tesoro Corp.(c)                                             2.42%       5/30/2016     $    799
                                                                                                  --------
            OIL & GAS STORAGE & TRANSPORTATION (1.2%)
     3,000  Boardwalk Pipelines, LLC                                    5.50        2/01/2017        3,269
     1,000  Enbridge, Inc.                                              0.90(a)    10/01/2016        1,004
     1,000  Sabine Pass LNG, LP(b)                                      7.50       11/30/2016        1,100
     1,205  Spectra Energy Capital, LLC                                 5.50        3/01/2014        1,214
                                                                                                  --------
                                                                                                     6,587
                                                                                                  --------
            Total Energy                                                                            10,173
                                                                                                  --------
            FINANCIALS (37.9%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     1,000  State Street Bank & Trust Co.                               0.44(a)    12/08/2015          998
                                                                                                  --------
            CONSUMER FINANCE (3.8%)
     6,000  American Express Bank, FSB                                  0.47(a)     6/12/2017        5,946
     4,000  American Honda Finance Corp.(b)                             0.61(a)     5/26/2016        4,012
     1,000  Capital One Bank USA, N.A.                                  5.13        2/15/2014        1,005
     2,000  Capital One Financial Corp.                                 1.39(a)     7/15/2014        2,009
     3,530  Capital One, N.A.                                           0.70(a)     3/22/2016        3,528
     1,000  Caterpillar Financial Services Corp.                        0.48(a)     2/26/2016        1,002
     1,000  Ford Motor Credit Co., LLC                                  3.88        1/15/2015        1,032
     2,000  Ford Motor Credit Co., LLC                                  2.75        5/15/2015        2,052
                                                                                                  --------
                                                                                                    20,586
                                                                                                  --------
            DIVERSIFIED BANKS (5.2%)
     1,400  Abbey National Treasury Services                            1.82(a)     4/25/2014        1,406
     2,000  Barclays Bank plc                                           5.20        7/10/2014        2,050
     3,000  Canadian Imperial Bank                                      0.77(a)     7/18/2016        3,014
       975  HSBC USA, Inc.                                              4.63        4/01/2014          985
     2,000  HSBC USA, Inc.                                              2.38        2/13/2015        2,041
     2,000  Lloyds Bank plc                                             2.59(a)     1/24/2014        2,003
     3,000  Societe Generale(b)                                         2.50        1/15/2014        3,001
     1,400  SSIF Nevada, LP(b)                                          0.94(a)     4/14/2014        1,403
     2,000  Svenska Handelsbanken AB                                    0.72(a)     9/23/2016        2,004
     1,300  U.S. Bancorp                                                3.44        2/01/2016        1,357
     2,000  Wachovia Corp.                                              0.58(a)    10/28/2015        1,999
     3,000  Wachovia Corp.                                              0.61(a)    10/15/2016        2,986
     2,500  Wells Fargo & Co.                                           0.44(a)    10/28/2015        2,500
     2,000  Wells Fargo Bank N.A.                                       0.45(a)     5/16/2016        1,982
                                                                                                  --------
                                                                                                    28,731
                                                                                                  --------
            DIVERSIFIED CAPITAL MARKETS (0.2%)
     1,000  Credit Suisse New York                                      3.50        3/23/2015        1,036
                                                                                                  --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)       SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            INVESTMENT BANKING & BROKERAGE (0.9%)
   $ 5,000  Morgan Stanley                                              1.84%(a)   1/24/2014      $  5,004
                                                                                                  --------
            LIFE & HEALTH INSURANCE (3.9%)
     2,067  Lincoln National Corp.                                      4.30       6/15/2015         2,168
     1,000  MetLife Global Funding I(b)                                 0.99(a)    1/10/2014         1,000
       725  MetLife Global Funding I(b)                                 5.13       6/10/2014           740
     2,000  MetLife Global Funding I(b)                                 1.88       6/22/2018         1,966
     1,500  MetLife Institutional Fund(b)                               1.14(a)    4/04/2014         1,503
     1,000  New York Life Global Funding(b)                             1.30       1/12/2015         1,009
     1,000  New York Life Global Funding(b)                             0.80       2/12/2016         1,005
     1,000  Principal Life Global Funding II(b)                         1.00      12/11/2015         1,003
     2,000  Principal Life Income Funding Trust                         5.55       4/27/2015         2,133
     2,550  Prudential Covered Trust(b)                                 3.00       9/30/2015         2,630
     4,286  Prudential Holdings, LLC(b)                                 1.12(a)   12/18/2017         4,266
     2,000  Sun Canada Financial Co.(b)                                 7.25      12/15/2015         2,167
                                                                                                  --------
                                                                                                    21,590
                                                                                                  --------
            MULTI-LINE INSURANCE (0.2%)
     1,000  MassMutual Global Funding, LLC(b)                           2.10       8/02/2018           993
                                                                                                  --------
            MULTI-SECTOR HOLDINGS (1.0%)
     5,000  Leucadia National Corp.                                     8.13       9/15/2015         5,563
                                                                                                  --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (7.3%)
     2,000  Bank of America Corp.                                       1.80(a)    7/11/2014         2,014
     1,000  Bank of America Corp.                                       1.07(a)    3/22/2016         1,008
     2,500  Bank of America Corp.                                       0.57(a)    8/15/2016         2,459
     2,000  Bank of America Corp.                                       0.50(a)   10/14/2016         1,980
     1,500  Citigroup, Inc.                                             5.13       5/05/2014         1,522
     1,000  Citigroup, Inc.                                             5.00       9/15/2014         1,029
     1,000  Citigroup, Inc.                                             2.25       8/07/2015         1,021
     1,000  Citigroup, Inc.                                             1.25       1/15/2016         1,004
     5,000  Citigroup, Inc.                                             0.51(a)    6/09/2016         4,922
     1,000  General Electric Capital Corp.                              0.50(a)    9/15/2014         1,002
     2,000  General Electric Capital Corp.                              1.28(a)    7/02/2015         2,025
     1,000  General Electric Capital Corp.                              0.84(a)   12/11/2015         1,008
     1,500  General Electric Capital Corp.                              0.44(a)    1/08/2016         1,493
     2,000  General Electric Capital Corp.                              0.89(a)    7/12/2016         2,015
     1,697  General Electric Capital Corp.                              0.57(a)   12/20/2016         1,676
     2,000  International Lease Finance Corp.                           2.19(a)    6/15/2016         2,020
     2,565  JPMorgan Chase & Co.                                        5.13       9/15/2014         2,643
     2,168  JPMorgan Chase & Co.                                        5.25       5/01/2015         2,289
     2,841  JPMorgan Chase & Co.                                        1.46(a)    9/01/2015         2,849

================================================================================

14  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)       SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
   $ 2,000  JPMorgan Chase & Co.                                        0.96%(a)    3/31/2016     $  1,988
     2,000  Merrill Lynch & Co., Inc.                                   0.70(a)     1/15/2015        2,002
                                                                                                  --------
                                                                                                    39,969
                                                                                                  --------
            PROPERTY & CASUALTY INSURANCE (0.5%)
     2,374  CNA Financial Corp.                                         5.85       12/15/2014        2,487
                                                                                                  --------
            REAL ESTATE OPERATING COMPANIES (0.3%)
       500  PPF Funding, Inc.(b)                                        5.13        6/01/2015          524
     1,068  PPF Funding, Inc.(b)                                        5.63        1/15/2017        1,148
                                                                                                  --------
                                                                                                     1,672
                                                                                                  --------
            REGIONAL BANKS (8.3%)
     2,000  Associated Banc Corp.                                       1.88        3/12/2014        2,003
     6,000  Branch Banking & Trust Co.                                  0.56(a)     9/13/2016        5,960
     2,200  Fifth Third Bancorp                                         0.67(a)    12/20/2016        2,181
     3,000  Fifth Third Bank                                            0.65(a)     2/26/2016        3,002
     1,000  Fifth Third Bank                                            0.75(a)    11/18/2016        1,003
     4,000  Huntington National Bank                                    1.35        8/02/2016        4,001
     1,968  Key Bank, N.A.                                              4.95        9/15/2015        2,094
     1,661  National City Bank                                          0.59(a)    12/15/2016        1,648
     4,225  National City Bank                                          0.61(a)     6/07/2017        4,182
       500  PNC Funding Corp.                                           0.44(a)     1/31/2014          500
     1,500  Regions Financial Corp.                                     7.75       11/10/2014        1,583
     1,000  Suntrust Bank                                               0.55(a)     4/01/2015          995
     4,900  Suntrust Bank                                               0.53(a)     8/24/2015        4,862
       772  Suntrust Bank                                               5.00        9/01/2015          818
     4,000  Susquehanna Bancshares, Inc.                                2.06(a)     5/01/2014        3,999
     2,000  Union Bank, N.A.                                            1.50        9/26/2016        2,024
     1,000  Zions Bancorp.                                              3.50        9/15/2015          997
     3,500  Zions Bancorp.                                              6.00        9/15/2015        3,689
                                                                                                  --------
                                                                                                    45,541
                                                                                                  --------
            REITs - DIVERSIFIED (1.2%)
     1,275  Liberty Property, LP                                        5.65        8/15/2014        1,311
       850  Mid-America Apartments, LP(b)                               5.50       10/01/2015          915
     2,000  Washington REIT                                             5.25        1/15/2014        2,003
     2,000  Washington REIT                                             5.35        5/01/2015        2,102
                                                                                                  --------
                                                                                                     6,331
                                                                                                  --------
            REITs - INDUSTRIAL (0.1%)
       600  ProLogis, LP                                                4.00        1/15/2018          637
                                                                                                  --------
            REITs - OFFICE (1.7%)
     1,942  CommonWealth REIT                                           5.75       11/01/2015        2,026
     1,595  Digital Realty Trust, LP                                    4.50        7/15/2015        1,660

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)       SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
   $   640  Mack-Cali Realty, LP                                        5.13%       1/15/2015     $    667
     2,552  Mack-Cali Realty, LP                                        2.50       12/15/2017        2,527
     2,240  Reckson Operating Partnership, LP                           5.88        8/15/2014        2,302
                                                                                                  --------
                                                                                                     9,182
                                                                                                  --------
            REITs - RESIDENTIAL (0.2%)
     1,000  UDR, Inc.                                                   5.50        4/01/2014        1,011
                                                                                                  --------
            REITs - RETAIL (2.4%)
     1,120  DDR Corp.                                                   5.50        5/01/2015        1,184
       820  Equity One, Inc.                                            6.00        9/15/2017          919
       905  Kimco Realty Corp.                                          5.58       11/23/2015          981
     4,050  National Retail Properties, Inc.                            6.25        6/15/2014        4,145
       500  Pan Pacific Retail Properties, Inc.                         5.25        9/01/2015          534
       500  Realty Income Corp.                                         5.38        9/15/2017          553
     2,000  Regency Centers, LP                                         5.25        8/01/2015        2,124
     2,596  Simon Property Group, LP                                    4.20        2/01/2015        2,673
                                                                                                  --------
                                                                                                    13,113
                                                                                                  --------
            REITs - SPECIALIZED (0.5%)
     1,000  Health Care Property Investors, Inc.                        5.63        5/01/2017        1,116
       755  Hospitality Properties Trust                                5.13        2/15/2015          772
     1,000  Hospitality Properties Trust                                5.63        3/15/2017        1,087
                                                                                                  --------
                                                                                                     2,975
                                                                                                  --------
            Total Financials                                                                       207,419
                                                                                                  --------
            HEALTH CARE (1.4%)
            ------------------
            HEALTH CARE FACILITIES (0.5%)
     1,696  HCA, Inc.(c)                                                2.67        2/02/2016        1,698
       998  HCA, Inc.(c)                                                2.92        3/31/2017          999
                                                                                                  --------
                                                                                                     2,697
                                                                                                  --------
            HEALTH CARE SERVICES (0.5%)
     1,961  Fresenius Medical Care AG & Co. KGaA(c)                     1.99       10/30/2017        1,963
       768  Laboratory Corp. of America Holdings                        2.20        8/23/2017          771
                                                                                                  --------
                                                                                                     2,734
                                                                                                  --------
            PHARMACEUTICALS (0.4%)
     2,000  AbbVie, Inc.                                                1.00(a)    11/06/2015        2,022
                                                                                                  --------
            Total Health Care                                                                        7,453
                                                                                                  --------
            INDUSTRIALS (2.0%)
            ------------------
            AIRLINES (0.5%)
     1,500  Aviation Capital Group Corp.(b)                             3.88        9/27/2016        1,550
     1,092  Continental Airlines, Inc. "B" Pass-Through Trust           6.25        4/11/2020        1,141
                                                                                                  --------
                                                                                                     2,691
                                                                                                  --------

================================================================================

16  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)       SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
   $ 1,500  CNH Capital, LLC                                            3.88%      11/01/2015     $  1,556
       500  CNH Capital, LLC(b)                                         3.25        2/01/2017          511
                                                                                                  --------
                                                                                                     2,067
                                                                                                  --------
            TRUCKING (1.1%)
     1,000  Penske Truck Leasing Co., LP / PTL Finance Corp.(b)         2.50        7/11/2014        1,008
     3,000  Penske Truck Leasing Co., LP / PTL Finance Corp.(b)         3.13        5/11/2015        3,087
     1,000  Penske Truck Leasing Co., LP / PTL Finance Corp.(b)         2.50        3/15/2016        1,025
     1,000  Penske Truck Leasing Co., LP / PTL Finance Corp.(b)         2.88        7/17/2018        1,007
                                                                                                  --------
                                                                                                     6,127
                                                                                                  --------
            Total Industrials                                                                       10,885
                                                                                                  --------
            INFORMATION TECHNOLOGY (0.4%)
            -----------------------------
            COMPUTER HARDWARE (0.3%)
     1,500  Hewlett Packard Co.                                         6.13        3/01/2014        1,513
                                                                                                  --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
       875  Lender Processing Services, Inc.(c)                         2.16        8/18/2016          876
                                                                                                  --------
            Total Information Technology                                                             2,389
                                                                                                  --------
            MATERIALS (0.8%)
            ----------------
            ALUMINUM (0.2%)
     1,000  Alcoa, Inc.                                                 5.55        2/01/2017        1,077
                                                                                                  --------
            DIVERSIFIED METALS & MINING (0.4%)
     2,000  Freeport-McMoRan Copper & Gold, Inc.                        2.38        3/15/2018        1,997
                                                                                                  --------
            SPECIALTY CHEMICALS (0.2%)
     1,000  Ashland, Inc.                                               3.00        3/15/2016        1,025
                                                                                                  --------
            Total Materials                                                                          4,099
                                                                                                  --------
            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
     2,000  Verizon Wireless Capital, LLC                               2.50        9/15/2016        2,069
                                                                                                  --------
            UTILITIES (1.5%)
            ----------------
            ELECTRIC UTILITIES (0.7%)
     2,000  IPALCO Enterprises, Inc.                                    5.00        5/01/2018        2,105
       710  PPL Energy Supply, LLC                                      5.70       10/15/2015          750
     1,186  Trans-Allegheny Interstate Line Co.(b)                      4.00        1/15/2015        1,220
                                                                                                  --------
                                                                                                     4,075
                                                                                                  --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
       711  AES Corp.                                                   7.75        3/01/2014          719
     1,500  AES Corp.                                                   7.75       10/15/2015        1,665

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)       SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
   $ 1,750  Curtis Palmer, Inc.(b)                                      5.90%       7/15/2014     $  1,758
                                                                                                  --------
                                                                                                     4,142
                                                                                                  --------
            Total Utilities                                                                          8,217
                                                                                                  --------
            Total Corporate Obligations (cost: $272,307)                                           274,353
                                                                                                  --------
            EURODOLLAR AND YANKEE OBLIGATIONS (17.6%)

            CONSUMER DISCRETIONARY (0.7%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.7%)
     2,000  Daimler Finance N.A., LLC(b)                                0.84(a)     1/09/2015        2,007
     1,000  Daimler Finance N.A., LLC(b)                                1.65        4/10/2015        1,008
     1,000  Daimler Finance N.A., LLC(b)                                0.92(a)     8/01/2016        1,003
                                                                                                  --------
                                                                                                     4,018
                                                                                                  --------
            Total Consumer Discretionary                                                             4,018
                                                                                                  --------
            ENERGY (3.0%)
            -------------
            INTEGRATED OIL & GAS (2.6%)
     2,000  BP Capital Markets plc                                      0.66(a)    11/07/2016        2,010
     3,495  BP Capital Markets plc                                      1.63        8/17/2017        3,462
     2,000  Petrobras Global Finance B.V.                               1.86(a)     5/20/2016        2,000
     2,000  Petrobras International Finance Co.                         3.88        1/27/2016        2,069
     2,000  Petrobras International Finance Co.                         3.50        2/06/2017        2,023
     3,000  TransCanada PipeLines Ltd.                                  0.93(a)     6/30/2016        3,030
                                                                                                  --------
                                                                                                    14,594
                                                                                                  --------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     2,000  Woodside Finance Ltd.(b)                                    4.50       11/10/2014        2,062
                                                                                                  --------
            Total Energy                                                                            16,656
                                                                                                  --------
            FINANCIALS (7.1%)
            -----------------
            DIVERSIFIED BANKS (5.6%)
     2,000  ABN AMRO Bank N.V.(b)                                       1.38        1/22/2016        2,016
     2,000  ABN AMRO Bank N.V.(b)                                       1.04(a)    10/28/2016        2,004
     1,000  ANZ New Zealand International Ltd.(b)                       3.13        8/10/2015        1,037
     1,000  ANZ New Zealand International Ltd.(b)                       1.85       10/15/2015        1,016
     1,500  BPCE S.A.(b)                                                1.99(a)     2/07/2014        1,502
       970  Commonwealth Bank of Australia(b)                           3.75       10/15/2014          995
     1,500  Commonwealth Bank of Australia                              1.95        3/16/2015        1,526
     2,000  Commonwealth Bank of Australia(b)                           0.75(a)     9/20/2016        2,006
     1,500  National Australia Bank Ltd.(b)                             0.97(a)     4/11/2014        1,503
     1,000  National Australia Bank Ltd.(b)                             1.19(a)     7/25/2014        1,005
     1,000  Norddeutsche Landesbank Girozentrale(b)                     0.88       10/16/2015        1,004
     1,000  Nordea Bank AB(b)                                           1.14(a)     1/14/2014        1,000

================================================================================

18  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)       SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
   $ 1,950  Rabobank Nederland(b)                                       3.20%       3/11/2015     $  2,011
     3,500  Santander Holdings USA, Inc.                                3.00        9/24/2015        3,616
     2,250  Standard Chartered plc(b)                                   1.19(a)     5/12/2014        2,257
     2,000  Standard Chartered plc(b)                                   3.20        5/12/2016        2,090
     1,000  Sumitomo Mitsui Banking Corp.(b)                            1.19(a)     7/22/2014        1,005
     1,000  Westpac Banking Corp.(b)                                    1.49(a)     1/30/2014        1,001
     2,000  Westpac Banking Corp.(b)                                    0.98(a)     3/31/2014        2,004
                                                                                                  --------
                                                                                                    30,598
                                                                                                  --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
     2,000  ING Bank N.V.(b)                                            1.89(a)     9/25/2015        2,044
     2,000  ING Bank N.V.(b)                                            2.00        9/25/2015        2,034
     2,000  ING Bank N.V.(b)                                            1.19(a)     3/07/2016        2,019
                                                                                                  --------
                                                                                                     6,097
                                                                                                  --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
     2,000  QBE Insurance Group Ltd.(b)                                 2.40        5/01/2018        1,924
                                                                                                  --------
            Total Financials                                                                        38,619
                                                                                                  --------
            INDUSTRIALS (3.0%)
            ------------------
            AIRPORT SERVICES (0.6%)
     3,000  Heathrow Funding Ltd.(b)                                    2.50        6/25/2015        3,041
                                                                                                  --------
            DIVERSIFIED SUPPORT SERVICES (0.9%)
     5,000  Brambles USA, Inc.(b)                                       3.95        4/01/2015        5,172
                                                                                                  --------
            INDUSTRIAL CONGLOMERATES (1.2%)
     2,525  Hutchison Whampoa International Ltd.(b)                     4.63        9/11/2015        2,678
     4,000  Hutchison Whampoa International Ltd.(b)                     2.00       11/08/2017        3,958
                                                                                                  --------
                                                                                                     6,636
                                                                                                  --------
            RAILROADS (0.3%)
     1,500  Asciano Finance Ltd.(b)                                     3.13        9/23/2015        1,534
                                                                                                  --------
            Total Industrials                                                                       16,383
                                                                                                  --------
            MATERIALS (3.5%)
            ----------------
            DIVERSIFIED METALS & MINING (2.2%)
     2,000  Glencore Funding, LLC(b)                                    6.00        4/15/2014        2,029
     2,000  Glencore Funding, LLC(b)                                    1.70        5/27/2016        2,003
     3,000  Rio Tinto Finance USA plc                                   1.08(a)     6/17/2016        3,023
     1,000  Vedanta Resources plc(b)                                    6.75        6/07/2016        1,041
     1,750  Xstrata Finance Canada Ltd.(b)                              2.85       11/10/2014        1,775
     2,000  Xstrata Finance Canada Ltd.(b)                              2.05       10/23/2015        2,026
                                                                                                  --------
                                                                                                    11,897
                                                                                                  --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)       SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
   $ 3,000  Yara International ASA(b)                                   5.25%      12/15/2014     $  3,112
                                                                                                  --------
            STEEL (0.7%)
     2,000  ArcelorMittal                                               4.25        2/25/2015        2,060
     2,000  ArcelorMittal                                               4.25        3/01/2016        2,098
                                                                                                  --------
                                                                                                     4,158
                                                                                                  --------
            Total Materials                                                                         19,167
                                                                                                  --------
            UTILITIES (0.3%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     1,500  Transalta Corp.                                             4.75        1/15/2015        1,555
                                                                                                  --------
            Total Eurodollar and Yankee Obligations (cost: $95,716)                                 96,398
                                                                                                  --------
            ASSET-BACKED SECURITIES (4.7%)

            FINANCIALS (4.7%)
            -----------------
            ASSET-BACKED FINANCING (4.7%)
     2,000  AmeriCredit Automobile Receivables Trust                    4.26        2/08/2017        2,080
     2,000  AmeriCredit Automobile Receivables Trust                    4.00        5/08/2017        2,070
     1,005  AmeriCredit Automobile Receivables Trust                    2.42        5/08/2018        1,023
     2,916  Arran Residential Mortgages Funding plc(b)                  1.69(a)    11/19/2047        2,948
     1,000  Credit Acceptance Auto Loan Trust(b)                        1.21       10/15/2020        1,001
     1,000  Credit Acceptance Auto Loan Trust(b)                        1.83        4/15/2021          994
       603  Enterprise Fleet Financing, LLC(b)                          1.62        5/20/2017          605
     1,766  Exeter Automobile Receivables Trust(b)                      1.49       11/15/2017        1,773
     1,000  GE Dealer Floorplan Master Note Trust                       0.57(a)     4/20/2018        1,001
     3,000  GE Equipment Small Ticket, LLC(b)                           1.39        7/24/2020        3,013
     1,635  Gracechurch Mortgage Financing plc(b)                       1.79(a)    11/20/2056        1,655
       391  Holmes Master Issuer plc(b)                                 1.64(a)    10/15/2054          393
     1,237  Holmes Master Issuer plc(b)                                 1.79(a)    10/15/2054        1,248
     2,000  Permanent Master Issuer plc(b)                              1.64(a)     7/15/2042        2,002
       893  Santander Consumer Acquired Receivable(b)                   2.01        8/15/2016          894
       790  Santander Drive Auto Receivables Trust                      2.35       11/16/2015          793
     1,855  Santander Drive Auto Receivables Trust                      4.01        2/15/2017        1,929
       150  Santander Drive Auto Receivables Trust(b)                   1.48        5/15/2017          150
       114  SLC Student Loan Trust                                      0.36(a)     1/15/2019          114
                                                                                                  --------
                                                                                                    25,686
                                                                                                  --------
            Total Financials                                                                        25,686
                                                                                                  --------
            Total Asset-Backed Securities (cost: $25,521)                                           25,686
                                                                                                  --------

================================================================================

20  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)       SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (11.2%)

            FINANCIALS (11.2%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (11.2%)
   $   104  Banc of America Commercial Mortgage, Inc.                   4.50%      7/10/2043      $    104
     1,500  Banc of America Commercial Mortgage, Inc.                   4.73       7/10/2043         1,560
     2,405  Banc of America Commercial Mortgage, Inc.                   5.68       7/10/2046         2,626
     3,202  Banc of America Commercial Mortgage, Inc.                   5.62       2/10/2051         3,216
     2,393  Banc of America Commercial Mortgage, Inc.                   6.02       2/10/2051         2,391
       526  Bear Stearns Commercial Mortgage Securities, Inc.           5.44       3/11/2039           532
     2,000  Bear Stearns Commercial Mortgage Securities, Inc.           5.41      12/11/2040         2,124
     1,422  Bear Stearns Commercial Mortgage Securities, Inc.           4.67       6/11/2041         1,480
     1,000  CGWF Commercial Mortgage Trust(b)                           1.12      11/15/2030         1,000
     1,000  Chase Commercial Mortgage Securities Corp.(b)               6.56       5/18/2030         1,052
     1,692  Citigroup Deutsche Bank Commercial Mortgage Trust           5.28      12/11/2049         1,744
     1,000  Commercial Mortgage Trust(b)                                1.68      10/13/2028         1,005
       520  Commercial Mortgage Trust                                   5.97       6/10/2046           560
     2,848  Commercial Mortgage Trust                                   1.28       8/10/2046         2,851
     1,478  Credit Suisse First Boston Mortgage Securities Corp.        4.83       4/15/2037         1,534
       459  Credit Suisse First Boston Mortgage Securities Corp.        5.10       8/15/2038           459
       999  GE Capital Commercial Mortgage Corp.                        5.31      11/10/2045         1,001
     2,000  Greenwich Capital Commercial Funding Corp.                  5.82       7/10/2038         2,186
     3,000  GS Mortgage Securities Corp. II                             5.62       4/10/2038         3,249
     1,974  GS Mortgage Securities Corp. II                             4.75       7/10/2039         2,046
     1,592  GS Mortgage Securities Trust                                1.21       7/10/2046         1,592
     2,000  Hilton USA Trust(b)                                         1.67      11/05/2030         2,002
     1,000  Hilton USA Trust(b)                                         3.37      11/05/2030           998
     1,453  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          4.65       1/12/2037         1,458
     2,798  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          5.12       7/15/2041         2,829
     1,155  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          5.29       1/12/2043         1,231
     1,300  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(b)                                       3.62      11/15/2043         1,371
       578  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          5.45      12/12/2043           577
     1,427  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          5.23      12/15/2044         1,445
       501  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          5.86       4/15/2045           520
     3,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          5.82       2/12/2051         3,019

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)       SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
   $   507  LB-UBS Commercial Mortgage Trust                            5.17%      11/15/2030     $    511
       259  LB-UBS Commercial Mortgage Trust                            4.57        1/15/2031          266
     2,383  LB-UBS Commercial Mortgage Trust                            5.16        2/15/2031        2,547
       202  LB-UBS Commercial Mortgage Trust                            5.40        2/15/2040          202
       902  Merrill Lynch-Countrywide Commercial Mortgage Trust         5.86        8/12/2049          916
       720  Morgan Stanley Capital I, Inc.                              4.97        8/13/2042          731
     2,030  Morgan Stanley Capital I, Inc.                              5.33        3/15/2044        2,082
     3,000  SCG Trust(b)                                                1.57       11/15/2026        3,008
       500  Timberstar Trust(b)                                         6.21       10/15/2036          527
        26  Wachovia Bank Commercial Mortgage Trust                     5.49       12/15/2044           26
       373  Wachovia Bank Commercial Mortgage Trust                     5.58        3/15/2045          375
       348  Wachovia Bank Commercial Mortgage Trust                     5.94        6/15/2045          353
                                                                                                  --------
                                                                                                    61,306
                                                                                                  --------
            Total Financials                                                                        61,306
                                                                                                  --------
            Total Commercial Mortgage Securities (cost: $61,205)                                    61,306
                                                                                                  --------
            U.S. GOVERNMENT AGENCY ISSUES (0.6%)(e)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
    14,119  Fannie Mae (+)                                              2.36       12/25/2019        1,170
    22,564  Freddie Mac (+)                                             1.85        4/25/2017          991
     5,276  Freddie Mac (+)                                             3.27        1/25/2019          660
     6,173  Freddie Mac (+)                                             1.51       11/25/2019          407
                                                                                                  --------
                                                                                                     3,228
                                                                                                  --------
            Total U.S. Government Agency Issues (cost: $3,227)                                       3,228
                                                                                                  --------
            MUNICIPAL BONDS (5.5%)

            AGRICULTURAL PRODUCTS (0.4%)
     2,000  Washington County                                           1.38        9/01/2030(d)     2,010
                                                                                                  --------
            AIRPORT/PORT (0.4%)
     1,000  Chicago Midway Airport                                      3.53        1/01/2041(d)     1,032
     1,000  Louisiana Offshore Terminal Auth.                           2.20       10/01/2040(d)     1,001
                                                                                                  --------
                                                                                                     2,033
                                                                                                  --------
            EDUCATION (0.2%)
       855  Pinellas County Educational Facilities Auth.                5.00       10/01/2014          881
                                                                                                  --------
            ELECTRIC UTILITIES (0.5%)
     3,000  Beaver County IDA                                           2.20        1/01/2035(d)     2,974
                                                                                                  --------
            ELECTRIC/GAS UTILITIES (1.1%)
     1,000  Jackson Energy Auth.                                        1.50        4/01/2017          978
     5,000  South Carolina Public Service Auth.                         1.27(a)     6/01/2016        5,037
                                                                                                  --------
                                                                                                     6,015
                                                                                                  --------

================================================================================

22  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)       SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            ENVIRONMENTAL & FACILITIES SERVICES (1.3%)
   $ 1,000  California Pollution Control Financing Auth.                2.63%      12/01/2027(d)  $  1,007
     2,000  Maricopa County IDA                                         2.63       12/01/2031(d)     2,013
     3,000  Michigan Strategic Fund                                     1.50        8/01/2027(d)     3,007
     1,000  South Carolina Jobs EDA                                     1.88       11/01/2016          998
                                                                                                  --------
                                                                                                     7,025
                                                                                                  --------
            GENERAL OBLIGATION (0.7%)
     1,760  Illinois State                                              4.42        4/01/2015        1,829
     1,000  Rockland County                                             2.25        3/14/2014        1,002
     1,250  Town of Stratford                                           2.49        8/15/2017        1,260
                                                                                                  --------
                                                                                                     4,091
                                                                                                  --------
            INTEGRATED OIL & GAS (0.4%)
     1,900  Whiting Environmental Facilities                            2.80        6/01/2044(d)     1,918
                                                                                                  --------
            MULTI-LINE INSURANCE (0.3%)
     1,840  Irvine Ranch Water District Joint Power Agency              2.39        3/15/2014        1,841
                                                                                                  --------
            PAPER PRODUCTS (0.1%)
       660  Savannah EDA                                                5.10        8/01/2014          674
                                                                                                  --------
            TOLL ROADS (0.1%)
       500  Tampa-Hillsborough County Expressway Auth.                  1.79        7/01/2017          485
                                                                                                  --------
            Total Municipal Bonds (cost: $29,844)                                                   29,947
                                                                                                  --------
            MONEY MARKET INSTRUMENTS (9.7%)

            VARIABLE-RATE DEMAND NOTES (9.5%)

            CONSUMER DISCRETIONARY (0.7%)
            -----------------------------
            EDUCATION SERVICES (0.7%)
     3,920  Frisch School (LOC - Sovereign Bank)                        1.27        5/01/2036        3,920
                                                                                                  --------
            FINANCIALS (1.5%)
            -----------------
            REAL ESTATE OPERATING COMPANIES (1.5%)
     4,250  MOBR 04, LLC (LOC - Compass Bank)                           1.72        9/01/2024        4,250
                                                                                                  --------
     4,000  New York City Housing Dev. Corp.
              (LOC - RBS Citizens, N.A.)                                0.40        3/01/2048        4,000
                                                                                                  --------
                                                                                                     8,250
                                                                                                  --------
            Total Financials                                                                         8,250
                                                                                                  --------
            INDUSTRIALS (0.9%)
            ------------------
            AIRPORT SERVICES (0.9%)
     4,950  Metropolitan Nashville Airport Auth.
              (LOC - Regions Bank)                                      2.13        4/01/2030        4,950
                                                                                                  --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)       SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            MATERIALS (1.6%)
            ----------------
            STEEL (1.6%)
   $ 3,500  Blytheville                                                 0.37%       6/01/2028     $  3,500
       522  Decatur IDB                                                 0.37        8/01/2036          522
     4,325  Indiana Finance Auth. (LOC - Banco Bilbao
            Vizcaya Argentaria S.A.)                                    0.55        8/01/2030        4,325
       500  St. James Parish                                            0.35       11/01/2040          500
                                                                                                  --------
                                                                                                     8,847
                                                                                                  --------
            Total Materials                                                                          8,847
                                                                                                  --------
            MUNICIPAL BONDS (4.6%)
            ----------------------
            APPROPRIATED DEBT (1.8%)
     7,000  Allegheny County (INS)(LIQ)                                 0.48       11/01/2039        7,000
     2,750  Emmaus General Auth. (INS)(LIQ)                             0.30       12/01/2028        2,750
                                                                                                  --------
                                                                                                     9,750
                                                                                                  --------
            EDUCATION (0.5%)
     2,750  California Infrastructure and Economic Dev. Bank
              (LOC - California Bank & Trust)                           0.56       10/01/2028        2,750
                                                                                                  --------
            MULTIFAMILY HOUSING (2.3%)
       265  Albany Housing Auth. (LOC - RBS Citizens, N.A.)             0.53       12/01/2025          265
     3,000  Dallas Housing Finance Corp. (LIQ)(NBGA)(b)                 1.00        9/01/2019        3,000
     3,000  Florida Housing Finance Corp.
              (LOC - SunTrust Bank)                                     0.38        4/01/2034        3,000
     4,315  Florida Housing Finance Corp.
              (LOC - SunTrust Bank)                                     0.38        6/01/2034        4,315
     1,965  Southeast Texas Housing Finance Corp.
              (LIQ)(NBGA)(b)                                            1.00        6/01/2019        1,965
                                                                                                  --------
                                                                                                    12,545
                                                                                                  --------
            Total Municipal Bonds                                                                   25,045
                                                                                                  --------
            UTILITIES (0.2%)
            ----------------
            WATER UTILITIES (0.2%)
       930  Iowa Finance Auth. (LOC - Societe Generale)                 0.38       11/01/2017          930
                                                                                                  --------
            Total Variable-Rate Demand Notes                                                        51,942
                                                                                                  --------

================================================================================

24  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                 COUPON                        VALUE
OF SHARES   SECURITY                                                    RATE        MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.2%)
   931,475  State Street Institutional Liquid Reserve Fund, 0.06%(f)                              $    932
                                                                                                  --------
            Total Money Market Instruments (cost: $52,874)                                          52,874
                                                                                                  --------

            TOTAL INVESTMENTS (COST: $540,694)                                                    $543,792
                                                                                                  ========

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
                                                 (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                             QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                         IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                                FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
----------------------------------------------------------------------------------------------------------
Bonds:
 Corporate Obligations                                  $-            $274,353             $-     $274,353
 Eurodollar and Yankee Obligations                       -              96,398              -       96,398
 Asset-Backed Securities                                 -              25,686              -       25,686
 Commercial Mortgage Securities                          -              61,306              -       61,306
 U.S. Government Agency Issues                           -               3,228              -        3,228
 Municipal Bonds                                         -              29,947              -       29,947
Money Market Instruments:
 Variable-Rate Demand Notes                              -              51,942              -       51,942
 Money Market Funds                                    932                   -              -          932
----------------------------------------------------------------------------------------------------------
Total                                                 $932            $542,860             $-     $543,792
----------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through December 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2013

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 17.6% of net assets at December 31, 2013. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the

================================================================================

26  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)
    EDA     Economic Development Authority
    IDA     Industrial Development Authority/Agency
    IDB     Industrial Development Board
    REIT    Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc., PNC Bank, N.A., or Wells Fargo Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Citigroup, Inc.

o   SPECIFIC NOTES

    (a) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2013.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (c) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at December 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (d) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

28  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    (e) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

    (f) Rate represents the money market fund annualized seven-day yield at December 31, 2013.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

December 31, 2013

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $540,694)             $543,792
   Cash                                                                            16
   Receivables:
      Capital shares sold                                                       1,086
      Interest                                                                  2,988
      Securities sold                                                               7
                                                                             --------
         Total assets                                                         547,889
                                                                             --------
LIABILITIES
   Payables:
      Securities purchased                                                        560
      Capital shares redeemed                                                     723
      Dividends on capital shares                                                  51
   Accrued management fees                                                        132
   Accrued transfer agent's fees                                                   10
   Other accrued expenses and payables                                             81
                                                                             --------
         Total liabilities                                                      1,557
                                                                             --------
            Net assets applicable to capital shares outstanding              $546,332
                                                                             ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                           $543,058
   Accumulated net realized gain on investments                                   176
   Net unrealized appreciation of investments                                   3,098
                                                                             --------
            Net assets applicable to capital shares outstanding              $546,332
                                                                             ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $492,875/48,777 shares outstanding)         $  10.10
                                                                             ========
      Institutional Shares (net assets of $53,457/5,290 shares outstanding)  $  10.10
                                                                             ========

See accompanying notes to financial statements.

================================================================================

30  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended December 31, 2013

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $ 9,744
                                                                         -------
EXPENSES
   Management fees                                                         1,385
   Administration and servicing fees:
      Fund Shares                                                            718
      Institutional Shares*                                                   32
   Transfer agent's fees:
      Fund Shares                                                            376
      Institutional Shares*                                                   32
   Custody and accounting fees:
      Fund Shares                                                            125
      Institutional Shares*                                                    8
   Postage:
      Fund Shares                                                             14
   Shareholder reporting fees:
      Fund Shares                                                             26
   Trustees' fees                                                             14
   Registration fees:
      Fund Shares                                                             91
      Institutional Shares*                                                   18
   Professional fees                                                          81
   Other                                                                      14
                                                                         -------
      Total expenses                                                       2,934
                                                                         -------
NET INVESTMENT INCOME                                                      6,810
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                         514
   Change in net unrealized appreciation/depreciation                     (1,146)
                                                                         -------
         Net realized and unrealized loss                                   (632)
                                                                         -------
   Increase in net assets resulting from operations                      $ 6,178
                                                                         =======

*Institutional shares were initiated on July 12, 2013.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                  2013         2012
-----------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                      $   6,810    $  5,527
   Net realized gain on investments                                 514         261
   Change in net unrealized appreciation/depreciation
      of investments                                             (1,146)      4,461
                                                              ---------------------
      Increase in net assets resulting from operations            6,178      10,249
                                                              ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                (6,426)     (5,527)
      Institutional Shares*                                        (384)          -
                                                              ---------------------
         Total distributions of net investment income            (6,810)     (5,527)
                                                              ---------------------
   Net realized gains:
      Fund Shares                                                  (292)       (267)
      Institutional Shares*                                         (53)          -
                                                              ---------------------
         Total distributions of net realized gains                 (345)       (267)
                                                              ---------------------
   Distributions to shareholders                                 (7,155)     (5,794)
                                                              ---------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
      Fund Shares                                                76,493     167,349
      Institutional Shares*                                      53,193           -
                                                              ---------------------
         Total net increase in net assets from
            capital share transactions                          129,686     167,349
                                                              ---------------------
   Net increase in net assets                                   128,709     171,804
NET ASSETS
   Beginning of year                                            417,623     245,819
                                                              ---------------------
   End of year                                                $ 546,332    $417,623
                                                              =====================

   *Institutional shares were initiated on July 12, 2013.

See accompanying notes to financial statements.

================================================================================

32  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide high current income consistent with preservation of principal.

The Fund consists of two classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares) and, effective July 12, 2013, Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include

================================================================================

34  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

        consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
        (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain bonds, valued based on methods discussed in Note 1A1, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or

================================================================================

36  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the year ended December 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2013, the Fund paid CAPCO facility fees of $3,000, which represents 0.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2013.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended December 31, 2013, and 2012, was as follows:


                                                      2013               2012
                                                  ------------------------------
Ordinary income*                                  $6,939,000          $5,674,000
Long-term realized capital gain                      216,000             120,000
                                                  ----------          ----------
  Total distributions paid                        $7,155,000          $5,794,000
                                                  ----------          ----------

As of December 31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                        $  195,000
Undistributed long-term capital gain                                      34,000
Unrealized appreciation of investments                                 3,096,000

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

38  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and distributions adjustments.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2013, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended December 31, 2013, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2013, were $297,887,000 and $172,918,000, respectively.

As of December 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was $540,696,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2013, for federal income tax purposes, were $3,754,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

and $658,000, respectively, resulting in net unrealized appreciation of $3,096,000.

(5) CAPITAL SHARE TRANSACTIONS

At December 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                           YEAR ENDED             YEAR ENDED
                                       DECEMBER 31, 2013      DECEMBER 31, 2012
--------------------------------------------------------------------------------
                                      SHARES      AMOUNT     SHARES      AMOUNT
                                     -------------------------------------------
FUND SHARES:
Shares sold                           38,990    $394,384     36,706    $369,612
Shares issued from reinvested
  dividends                              633       6,403        552       5,567
Shares redeemed                      (32,098)   (324,294)   (20,629)   (207,830)
                                     -------------------------------------------
Net increase from capital
  share transactions                   7,525     $76,493     16,629    $167,349
                                     ===========================================
INSTITUTIONAL SHARES
(INITIATED ON JULY 12, 2013):
Shares sold                            9,724     $98,014          -          $-
Shares issued from reinvested
  dividends                               26         262          -           -
Shares redeemed                       (4,460)    (45,083)         -           -
                                     -------------------------------------------
Net increase from capital
  share transactions                   5,290     $53,193          -          $-
                                     ===========================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of

================================================================================

40  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the year ended December 31, 2013, there were no subadvisers.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Ultra Short Obligations Funds Index over the performance period. The Lipper Ultra Short Obligations Funds Index tracks the total return performance of the 30 largest funds in the Lipper Ultra Short Obligations Funds category. For the Fund Shares, the performance period consists of the current month plus the previous 35 months. The performance period for the Institutional Shares includes the performance of the Fund Shares for periods prior to July 12, 2013. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-------------------------------------------------------------------------------
+/- 0.20% to 0.50%                   +/- 0.04%
+/- 0.51% to 1.00%                   +/- 0.05%
+/- 1.01% and greater                +/- 0.06%

 (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the year ended December 31, 2013 (and for the period from July 12, 2013, to December 31, 2013, for the Institutional Shares), the Fund incurred total management fees, paid or payable to the Manager, of $1,385,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $158,000 and $1,000, respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.03% and less than 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended December 31, 2013 (and for the period from July 12, 2013, to December 31, 2013, for the Institutional Shares), the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $718,000 and $32,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2013, the Fund reimbursed the Manager $15,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a

================================================================================

42  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    portion of these fees to certain intermediaries for the administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended December 31, 2013 (and for the period from July 12, 2013, to December 31, 2013, for the Institutional Shares), the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $376,000 and $32,000, respectively. For the year ended December 31, 2013, the Fund Shares recorded less than $500 for adjustment to dividends and capital gains payable. For the period from July 12, 2013, to December 31, 2013, the Institutional Shares recorded capital contributions from SAS of less than $500 for adjustments related to corrections to shareholder accounts.

D. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of December 31, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      3.3
USAA Target Retirement 2020 Fund                                        2.5
USAA Target Retirement 2030 Fund                                        1.2
USAA Target Retirement 2040 Fund                                        1.3
USAA Target Retirement 2050 Fund                                        0.6
USAA Target Retirement 2060 Fund                                        0.0*

*Represents less than 0.1%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At December 31, 2013, USAA and its affiliates owned 496,000 Institutional Shares, which represents 9.4% of the Institutional Shares and 0.9% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended December 31, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                         COST TO     NET REALIZED
        SELLER                      PURCHASER           PURCHASER   GAIN TO SELLER
----------------------------------------------------------------------------------
USAA Ultra Short-Term          USAA Short Term
  Bond Fund                      Bond Fund             $2,145,000      $      -
USAA First Start Growth Fund   USAA Ultra Short-Term
                                 Bond Fund                259,000        57,000
USAA Cornerstone Moderately    USAA Ultra Short-Term
  Aggressive Fund                Bond Fund              1,325,000       282,000
USAA Cornerstone               USAA Ultra Short-Term
  Moderate Fund                  Bond Fund              1,127,000       240,000

================================================================================

44  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

CAPTION>
                                                                                     PERIOD ENDED
                                         YEAR ENDED DECEMBER 31,                     DECEMBER 31,
                                      2013             2012             2011            2010***
                                  ---------------------------------------------------------------
Net asset value at
 beginning of period              $  10.12         $   9.98        $    9.97         $ 10.00
                                  ----------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                 .14              .16              .14             .03(a)
 Net realized and
  unrealized gain (loss)              (.01)             .15              .01            (.04)(a)
                                  ----------------------------------------------------------
Total from investment
 operations                            .13              .31              .15            (.01)(a)
                                  ----------------------------------------------------------
Less distributions from:
 Net investment income                (.14)            (.16)            (.14)           (.02)
 Realized capital gains               (.01)            (.01)            (.00)(b)          --
                                  ----------------------------------------------------------
Total distributions                   (.15)            (.17)            (.14)           (.02)
                                  ----------------------------------------------------------
Net asset value at
 end of period                    $  10.10         $  10.12         $   9.98          $ 9.97
                                  ==========================================================
Total return (%)*                     1.22             3.13             1.60            (.10)
Net assets at
 end of period (000)              $492,875         $417,623         $245,819         $82,712
Ratios to average net assets:**
 Expenses (%)(c)                       .58              .58(e)           .60             .60(d)
 Expenses, excluding
  reimbursements (%)(c)                .58              .59              .67            1.13(d)
 Net investment income (%)            1.34             1.62             1.46            1.06(d)
Portfolio turnover (%)                  39               28               26               1

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2013, average net assets were $478,816,000. *** Fund Shares commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.60% of the Fund Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(9) FINANCIAL HIGHLIGHTS (continued) --
INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                     PERIOD ENDED
                                                                     DECEMBER 31,
                                                                     ------------
                                                                         2013***
                                                                     ------------
Net asset value at beginning of period                                $ 10.08
                                                                      -------
Income from investment operations:
 Net investment income                                                    .06
 Net realized and unrealized gain                                         .03
                                                                      -------
Total from investment operations                                          .09
                                                                      -------
Less distributions from:
 Net investment income                                                   (.06)
 Realized capital gains                                                  (.01)
                                                                      -------
Total distributions                                                      (.07)
                                                                      -------
Net asset value at end of period                                      $ 10.10
                                                                      =======
Total return (%)*                                                         .81
Net assets at end of period (000)                                     $53,457
Ratios to average net assets:**
 Expenses (%)(a),(b)                                                      .56
 Expenses, excluding reimbursements (%)(a),(b)                            .56
Net investment income (%)(a)                                             1.19
Portfolio turnover (%)                                                     39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended December 31, 2013, average net assets were $69,507,000. *** Institutional Shares commenced operations on July 12, 2013.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

46  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2013

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2013, through December 31, 2013, for the Fund Shares and for the entire period of July 12, 2013, through December 31, 2013, for the Institutional Shares.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                   BEGINNING              ENDING            DURING PERIOD**
                                 ACCOUNT VALUE         ACCOUNT VALUE        JULY 1, 2013 -
                                  JULY 1, 2013       DECEMBER 31, 2013     DECEMBER 31, 2013
                                 -----------------------------------------------------------
FUND SHARES
Actual                             $1,000.00             $1,008.50                $2.94

Hypothetical
 (5% return before expenses)        1,000.00              1,022.28                 2.96

INSTITUTIONAL SHARES*
Actual                              1,000.00              1,004.04                 2.60

Hypothetical
 (5% return before expenses)        1,000.00              1,020.56                 2.62

*  Institutional Shares commenced operations on July 12, 2013.
** Expenses are equal to the annualized expense ratio of 0.58% for Fund Shares and 0.56% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares (to reflect the one-half-year period) or 169 days/365 days for Institutional Shares (to reflect the current period beginning with the Institutional Shares' inception date). The Fund's actual ending account values are based on its actual total returns of 0.85% for Fund Shares for the six-month period of July 1, 2013, through December 31, 2013, and 0.81% for Institutional Shares for the period of July 12, 2013, through December 31, 2013.

================================================================================

48  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address of each P.O. Box 659450, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  49

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Management Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 16 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

50  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

PAUL L. McNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member in 9/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as one year as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/31-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over five years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

52  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 13 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2)  Member of Executive Committee
  (3)  Member of Audit Committee
  (4)  Member of Pricing and Investment Committee
  (5)  Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
  (+)  Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICorp.

================================================================================

54  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, Financial Advice & Solutions Group
(FASG) General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10); Associate, Morrison & Foerster LLP (07/07-02/09). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. De VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

56  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    USAA.COM select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   94420-0214                                (C)2014, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2013 and 2012 were $419,620 and $360,045, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2013 and 2012 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2013 and 2012.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2013 and 2012 were $406,468 and $387,250, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2013

By:*     /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary


Date:     02/24/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/24/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/24/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.